Capital Management (Tables)	6 Months Ended
Jun. 30, 2024
Capital Management [Abstract]
Schedule of Gearing Ratios	The gearing ratios at June 30, 2024 and December 31, 2023 were as follows:
	June 30, 2024	December 31, 2023
Total borrowings	$20,514,895	$25,089,421
Less: Cash and cash equivalents	(11,218,496)	(5,306,857)
Net debt	9,296,397	19,782,564
Total equity	$72,055,682	54,151,733
Total capital	$81,352,081	$73,934,297
Gearing ratio	11%	27%